LEASES (Table)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Cost Supplemental Cash Flow Information And Other Information Operating Leases	A summary of supplemental information related to operating leases in 2019 is as follows:

Year Ended December 31, 2019
Lease cost:
Operating fixed lease cost	3,094
Variable lease cost	10

Total lease cost	3,104

Other information:
Weighted average remaining lease term	11 years
Weighted average discount rate	7.34%

Schedule of maturities of lease liabilities with leases
The maturities of lease liabilities in accordance with
ASC
842 in each of the next five years and thereafter are as follows:

Year Ending December 31,
2020	3,236
2021	3,231
2022	3,157
2023	3,031
2024	2,921
Thereafter	18,077

Total minimum lease payments	33,653

Less: amount representing interest	(11,598)

Present value of minimum lease payments	22,055

Schedule of Future Minimum Rental Payments for Operating Leases
The undiscounted future minimum payments under non-cancelable operating leases as of December 31, 2018, prior to the adoption of ASC 842 was as follows:

Year Ending December 31,
2019	2,854
2020	2,863
2021	2,777
2022	2,661
2023	2,548
Thereafter	15,669

Total	29,372